Equity reserves and long-term incentive plan awards	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Equity reserves and long-term incentive plan awards [Text Block]

12. Equity reserves and long-term incentive plan awards

The Company has a stock option plan, and a share unit plan under which restricted share units ("RSUs"), performance share units ("PSUs") and deferred share units ("DSUs") may be awarded to directors, officers, employees and other service providers. All awards under the share unit plan may be designated by the Company's Board of Directors to be settled in either cash, shares or a combination thereof. As of December 31, 2022, all units awarded have been cash-settled.

Under the two plans, when combined, the number of shares issuable cannot exceed 9% of the issued and outstanding common shares of the Company. Specifically, shares reserved for issuance under the share unit plan, when designated as equity-settled, may not exceed 5% of the issued and outstanding common shares of the Company. Share units awarded as cash-settled units will not be considered in computing the limits of the share unit plan.

RSUs, PSUs and DSUs are cash-settled awards and therefore represent a financial liability which is required to be marked-to-market at each reporting period end with changes in fair value recognized in the Statement of Operations and Comprehensive Income (Loss). The financial liability associated with these cash-settled awards is recorded in accounts payable and accrued liabilities for amounts expected to be settled within one year, and a separate long-term incentive plan liability for amounts to be settled in excess of one year.

(a) Stock options

Options granted typically vest in 1/3 increments every twelve months following the grant date for a total vesting period of three years. Stock options have a maximum term of 5 years following the grant date.

The following table is a reconciliation of the movement in stock options for the years ended December 31, 2022 and 2021:

		Weighted average exercise price
	Number of Options	C$
Balance, December 31, 2020	8,330,820	1.81
Granted	5,653,000	1.49
Exercised	(689,931)	1.02
Cancelled/Expired/Forfeited	(1,613,719)	2.43
Balance, December 31, 2021	11,680,170	1.61
Granted	4,790,000	0.66
Cancelled/Expired/Forfeited	(7,973,000)	1.65
Balance, December 31, 2022	8,497,170	1.04

During the year ended December 31, 2022, the Company recognized share-based compensation expense relating to stock options of $0.1 million (year ended December 31, 2021 - $2.2 million).

During the year ended December 31, 2022, there were no stock options exercised (year ended December 31, 2021 - 689,931 stock options exercised with a weighted average exercise price of C$1.02 for total aggregate proceeds of $0.6 million).

The fair value of stock options granted is determined using the Black Scholes pricing model. For options granted during the year ended December 31, 2022, the weighted average expected life, dividend yield and forfeiture rate were 3.76 years, nil and 15.92%, respectively. For options granted during the year ended December 31, 2021, the weighted average expected life, dividend yield and forfeiture rate were 3.77 years, nil and 15.87%, respectively.

Other weighted-average conditions and assumptions used in the Black Scholes models were as follows for options granted in the years presented:

	Number of options granted	Weighted average exercise price	Weighted average risk- free interest rate	Weighted average volatility	Weighted average Black- Scholes value
		C$			C$
Year ended December 31, 2021	5,653,000	1.49	0.54%	63.57%	0.64
Year ended December 31, 2022	4,790,000	0.66	2.71%	57.94%	0.30

The following table summarizes the stock options outstanding and exercisable as at December 31, 2022:

	Total options outstanding			Total options exercisable
Range of exercise price	Number of options	Weighted average contractual life (years)	Weighted average exercise price C$	Number of options	Weighted average contractual life (years)	Weighted average exercise price C$
C$0.00-C$1.00	4,740,002	4.03	0.68	498,002	1.85	0.91
C$1.01-C$2.00	3,504,168	2.86	1.43	1,673,821	2.65	1.41
C$2.01-C$3.00	253,000	2.63	2.20	168,666	2.63	2.20
	8,497,170	3.51	1.04	2,340,489	2.48	1.36

(b) Restricted share units

The following table is a reconciliation of the movement in RSUs for the years ended December 31, 2022 and 2021:

	Number of RSUs
	December 31, 2022	December 31, 2021
Balance, beginning of year	1,184,594	2,421,200
Granted	299,900	271,400
Settled in cash	(599,107)	(937,624)
Cancelled/Forfeited	(350,879)	(570,382)
Balance, end of year	534,508	1,184,594

For all RSUs granted during the year ended December 31, 2022, the awards vest in three equal tranches over a service period of three years and had an estimated forfeiture rate of 22.8% (year ended December 31, 2021 - awards granted vest over a service period of three years and had an estimated forfeiture rate of 20.1%).

The following table is a reconciliation of the movement in the RSU liability for the years presented:

	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of year	575	1,658
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	(95)	65
Settled in cash during the year	(311)	(1,148)
Total RSU liability, end of year	169	575

Less: current portion of RSU liability	(143)	(408)
Total non-current RSU liability, end of year	26	167

(c) Performance share units

The following table is a reconciliation of the movement in PSUs for the years ended December 31, 2022 and 2021:

	Number of PSUs
	December 31, 2022	December 31, 2021
Balance, beginning of year	571,000	-
Granted	1,588,900	893,400
Settled in cash	(88,167)	-
Cancelled/Forfeited	(332,332)	(322,400)
Balance, end of year	1,739,401	571,000

PSUs vest in either 1/2 or 1/3 increments every twelve months following the grant date for a total vesting period of two or three years and also contain a performance criterion applied to the number of units that vest on a yearly basis. The number of units that vest will be determined by the Company's relative share price performance in comparison to a peer group of companies or upon achievement of certain Company strategic objectives. The PSU performance multiplier ranges from 0% to 150%.

The following table is a reconciliation of the movement in the PSU liability for the years presented:

	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of year	87	-
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	462	87
Settled in cash during the year	(46)	-
Total PSU liability, end of year	503	87

Less: current portion of PSU liability	(334)	(53)
Total non-current PSU liability, end of year	169	34

(d) Deferred share units

The following table is a reconciliation of the movement in DSUs for the years ended December 31, 2022 and 2021:

	Number of DSUs
	December 31, 2022	December 31, 2021
Balance, beginning of year	844,200	-
Granted	2,287,800	844,200
Balance, end of year	3,132,000	844,200

DSUs have no vesting terms or conditions and as such the Company recognizes 100% of the fair value of the DSUs on the grant date in the Statement of Operations and Comprehensive Income (Loss). The DSUs will be paid to directors upon their retirement from the Board of Directors of the Company or upon a change of control.

The following table is a reconciliation of the movement in the DSU liability for the years presented:

	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of year	608	-
Awards vested and change in fair value during the year	1,056	608
Total DSU liability, end of year	1,664	608

The financial liability associated with cash-settled DSU awards is presented in the Statement of Financial Position within accounts payable and accrued liabilities.

(e) Phantom share units

On November 6, 2020, the Company granted 1,000,000 cash-settled phantom share units to the Chair of the Board. The units will vest three years from the grant date, but will only become payable upon the Chair's departure from the Board or upon a change of control of the Company, in a cash settlement amount equal to the value of 1,000,000 common shares (in C$) as at the Chair's departure date or date of change of control.

The phantom share units represent a financial liability, as they will be settled in cash, and are marked-to-market at each reporting period end and presented in the Statement of Financial Position within accounts payable and accrued liabilities.

The following table is a reconciliation of the movement in the phantom share unit liability for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of year	277	56
Awards vested and change in fair value during the year	104	221
Total phantom share unit liability, end of year	381	277
Less: current portion of phantom share unit liability	(381)	-
Total non-current phantom share unit liability, end of year	-	277